INCOME TAX (Schedule of Deferred Income Tax) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Deferred income tax assets
Total deferred income tax assets	$ 4,489	$ 5,312
Deferred income tax liabilities
Total deferred income tax liabilities	(38,823)	(38,622)
Net deferred income tax liabilities	(34,334)	(33,310)
Plant and Equipment [Member]
Deferred income tax assets
Total deferred income tax assets	880	1,442
Deferred income tax liabilities
Total deferred income tax liabilities	(829)	(261)
Environmental rehabilitation [Member]
Deferred income tax assets
Total deferred income tax assets	3,155	2,980
Other deductible temporary difference [Member]
Deferred income tax assets
Total deferred income tax assets	454	890
Mineral rights and properties [Member]
Deferred income tax liabilities
Total deferred income tax liabilities	(37,465)	(37,308)
Unrealized gain on investments [Member]
Deferred income tax liabilities
Total deferred income tax liabilities	(365)	(876)
Other taxable temporary difference [Member]
Deferred income tax liabilities
Total deferred income tax liabilities	$ (164)	$ (177)